Inventories (Notes)	3 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5. Inventories
Inventories were as follows:

	March 31, 2016	December 31, 2015
	(In thousands)
Refined products (1)	$267,861	$201,928
Crude oil and other raw materials	362,415	288,403
Lubricants	12,356	14,996
Retail store merchandise	40,961	42,211
Inventories	$683,593	$547,538

(1)	Includes $15.0 million and $14.5 million of inventory valued using the first-in, first-out ("FIFO") valuation method at March 31, 2016 and December 31, 2015, respectively.
We value our refinery inventories of crude oil, other raw materials and asphalt at the lower of cost or market under the LIFO valuation method. Other than refined products inventories held by WNRL and our retail segment, refined products inventories are valued under the LIFO valuation method. WNRL's wholesale refined product, lubricants and related inventories are valued using the FIFO inventory valuation method. Retail refined product inventory is valued using the FIFO inventory valuation method. Retail merchandise inventory is valued using the retail inventory method.
As of March 31, 2016 and December 31, 2015, refined products valued under the LIFO method and crude oil and other raw materials totaled 12.6 million barrels and 10.0 million barrels, respectively. At March 31, 2016 and December 31, 2015, the excess of the LIFO cost over the current cost of these crude oil, refined product and other feedstock and blendstock inventories was $221.4 million and $198.4 million, respectively.
During the three months ended March 31, 2016 and 2015, cost of products sold included net non-cash credits of $23.0 million and $113.6 million, respectively, from changes in our LIFO reserves. In order to state our inventories at market values that were lower than our LIFO costs, we reduced the carrying values of our inventory through non-cash LCM inventory adjustments of $123.4 million and $175.1 million at March 31, 2016 and December 31, 2015, respectively. These non-cash LCM recoveries decreased cost of products sold by $51.7 million and $15.7 million for the three months ended March 31, 2016 and 2015, respectively.
Average LIFO cost per barrel of our refined products and crude oil and other raw materials inventories as of March 31, 2016 and December 31, 2015, were as follows:

	March 31, 2016			December 31, 2015
	Barrels	LIFO Cost	Average LIFO Cost Per Barrel	Barrels	LIFO Cost	Average LIFO Cost Per Barrel
	(In thousands, except cost per barrel)
Refined products	5,130	$314,934	$61.39	3,536	$259,722	$73.45
Crude oil and other	7,462	423,694	56.78	6,490	391,237	60.28
	12,592	$738,628	58.66	10,026	$650,959	64.93